Warrant Liabilities - Additional Information (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Share price	$ 11.51	$ 11.15
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable term from the date of completion of business combination	30 days	30 days
Warrants exercisable term from the closing of IPO	12 months	12 months
Warrants and rights outstanding, term	5 years	5 years
Minimum lock in period for sec registration from date of business combination	15 days	15 days
Minimum lock in period to become effective after the closing of the initial business combination	60 days	60 days
Public Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Class of warrants, redemption price per unit	$ 0.01	$ 0.01
Class of warrants, redemption notice period	30 days	30 days
Public Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Share price	$ 18	$ 18
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days
Private Placement Warrants [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days	30 days